Investment Objectives and Goals - Amplify Top 10(TM) Semiconductors ETF	Oct. 02, 2026
Prospectus [Line Items]
Risk/Return [Heading]	AMPLIFY TOP 10™ SEMICONDUCTORS ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide capital appreciation.